Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
Goodwill represents the future economic benefits arising from assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is tested for impairment at the reporting unit level, which is defined as an operating segment or one level below, and the test is performed annually, or more frequently if circumstances indicate an impairment may have occurred.
The impairment assessment involves an option to first assess qualitative factors to determine whether events or circumstances exist that lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not performed, or after assessing the totality of the events or circumstances, we determine it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative assessment for potential impairment is performed.
If the qualitative test is not performed or if the test indicates a potential impairment is present, we estimate the fair value of each reporting unit and compare the estimated fair value with the carrying amount of the reporting unit, including allocated goodwill. The estimate of a reporting unit’s fair value involves management judgment and is based on one or a combination of approaches including discounted expected future cash flows, market-based earnings multiples of the unit’s peer companies, external appraisals or, in the case of reporting units being considered for sale, third-party indications of fair value, if available. We consider one or more of these estimates when determining the fair value of a reporting unit to be used in the impairment test.
If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired. If the carrying value of a reporting unit exceeds its estimated fair value, goodwill associated with that reporting unit potentially is impaired. The amount of impairment, if any, is measured as the excess of a reporting unit’s carrying amount over its fair value not to exceed the total amount of goodwill allocated to that reporting unit and recognized in income.
The date of our annual goodwill impairment testing is July 1. We performed our annual goodwill impairment tests of all reporting units and concluded that our goodwill was not impaired.
The following table presents the changes in goodwill by operating segment:

(in millions)	Life Insurance	Corporate and Other Operations	Total
Balance at January 1, 2020
Goodwill - gross	$231	$54	$285
Accumulated impairments	(67)	(10)	(77)
Net goodwill	164	44	208
Increase (decrease) due to:
Dispositions	—	—	—
Other*	10	—	10
Balance at December 31, 2020:
Goodwill - gross	241	54	295
Accumulated impairments	(67)	(10)	(77)
Net goodwill	174	44	218
Increase (decrease) due to:
Dispositions	—	(21)	(21)
Other*	(5)	—	(5)
Balance at December 31, 2021:
Goodwill - gross	236	33	269
Accumulated impairments	(67)	(10)	(77)
Net goodwill	169	23	192
Increase (decrease) due to:
Dispositions	—	—	—
Other*	(16)	(1)	(17)
Balance at December 31, 2022:
Goodwill - gross	220	32	252
Accumulated impairments	(67)	(10)	(77)
Net goodwill	$153	$22	$175
*    Other primarily relates to changes in foreign currencies.
Indefinite lived intangible assets are not subject to amortization. Finite lived intangible assets are amortized over their useful lives. Finite lived intangible assets primarily include distribution networks and are recorded net of accumulated amortization. The Company tests intangible assets for impairment on an annual basis or whenever events or circumstances suggest that the carrying value of an intangible asset may exceed the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If this condition exists and the carrying value of an intangible asset exceeds its fair value, the excess is recognized as an impairment and is recorded as a charge against net income (loss).
The following table presents the changes in other intangible assets by operating segment:

(in millions)	Life Insurance	Corporate and Other Operations	Total
Other intangible assets
Balance at January 1, 2020	$24	$11	$35
Increase (decrease) due to:
Dispositions	—	—	—
Amortization	(4)	(2)	(6)
Other	3	(1)	2
Balance at December 31, 2020	$23	$8	$31
Increase (decrease) due to:
Dispositions	$—	$(5)	$(5)
Amortization	(4)	(3)	(7)
Other	(1)	—	(1)
Balance at December 31, 2021	$18	$—	$18
Increase (decrease) due to:
Dispositions	$—	$—	$—
Amortization	(4)	—	(4)
Other	(2)	—	(2)
Balance at December 31, 2022	$12	$—	$12
The percentage of the unamortized balance of Other intangible assets at December 31, 2022 expected to be amortized in 2023 through 2026 by year is 32.9%,30.5%, 29.3%, and 7.3%, respectively, with none being amortized thereafter.